Fair Value, Liabilities Measured on Recurring Basis (Details)	3 Months Ended
Apr. 30, 2015 USD ($)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 1	$ 161,512
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 2	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 3	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 4	161,512
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 5	216,705
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 6	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 7	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 8	$ 216,705